Cash and Cash Equivalents - Summary of Changes in Liabilities Arising from Financing Activities (Parenthetical) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Abstract]
Repayment of loans classified as financing activities	$ 4,301,358	$ 1,127,892	$ 1,034,434